Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Credit Cards (Detail) - Retail [member] - Credit cards [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2020	Apr. 30, 2019	Apr. 30, 2020	Apr. 30, 2019
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 868	$ 780	$ 832	$ 760
Provision for credit losses
Originations	3	1	5	2
Maturities	(10)	(6)	(19)	(13)
Changes in risk, parameters and exposures	400	140	584	286
Write-offs	(173)	(158)	(347)	(311)
Recoveries	31	33	66	66
Exchange rate and other	2
Balance at end of period	1,121	790	1,121	790
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	174	168	173	161
Provision for credit losses
Transfers to Stage 1	117	118	235	228
Transfers to Stage 2	(25)	(20)	(47)	(39)
Transfers to Stage 3	(1)	(1)	(1)	(1)
Originations	3	1	5	2
Maturities	(4)	(1)	(5)	(2)
Changes in risk, parameters and exposures	(20)	(98)	(114)	(182)
Exchange rate and other	2	(1)		(1)
Balance at end of period	246	166	246	166
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	694	612	659	599
Provision for credit losses
Transfers to Stage 1	(117)	(118)	(235)	(228)
Transfers to Stage 2	25	20	47	39
Transfers to Stage 3	(94)	(83)	(182)	(163)
Maturities	(6)	(5)	(14)	(11)
Changes in risk, parameters and exposures	373	197	600	387
Exchange rate and other		1		1
Balance at end of period	875	624	875	624
Impaired Stage three [member]
Provision for credit losses
Transfers to Stage 3	95	84	183	164
Changes in risk, parameters and exposures	47	41	98	81
Write-offs	(173)	(158)	(347)	(311)
Recoveries	$ 31	$ 33	$ 66	$ 66